Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Operating segments
(1)	Operating segments
An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. The Group’s operating segments have been determined to be each business unit, for which the Group generates separately identifiable financial information that is regularly reported to the chief operating decision maker for the purpose of resource allocation and assessment of segment performance. The Group has three reportable segments as described in note 4. Segment results that are reported to the chief operating decision maker include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Basis of consolidation
(2)	Basis of consolidation

(a)	Business combination
A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.
In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
Consideration transferred is generally measured at fair value, identical to the measurement of identifiable net assets acquired at fair value. The difference between the acquired company’s fair value and the consideration transferred is accounted for goodwill. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Acquisition-related costs are expensed in the periods in which the costs are incurred and the services are received, except if related to the costs to issue debt or equity securities recognized based on IAS 32 and IFRS 9.
Consideration transferred does not include the amount settled in relation to the pre-existing
relationship. Such amounts are generally recognized through profit or loss.
Contingent consideration is measured at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. If contingent consideration is not classified as equity, the Group subsequently recognizes changes in fair value of contingent consideration through profit or loss.

(b)	Non-controlling interests
Non-controlling
interests are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.
Changes in a Controlling Company’s ownership interest in a subsidiary that do not result in the Controlling Company losing control of the subsidiary are accounted for as equity transactions.

(c)	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Consolidation of an investee begins from the date the Group obtains control of the investee and cease when the Group loses control of the investee.

(d)	Loss of control
If the Group loses control of a subsidiary, the Group derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position and recognizes gain or loss associated with the loss of control attributable to the former controlling interest. Any investment retained in the former subsidiary is recognized at its fair value when control is lost.

(e)	Interest in investees accounted for using the equity method
Interest in investees accounted for using the equity method composed of interest in associates and joint ventures.
An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. A joint venture is a joint arrangement whereby the Group that has joint control of the arrangement has rights to the net assets of the arrangement.
The investment in an associate and a joint venture is initially recognized at cost including transaction costs and the carrying amount is increased or decreased to recognize the Group’s share of the profit or loss and changes in equity of the associate or the joint venture after the date of acquisition.

(f)	Intra-group transactions
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. The Group’s share of unrealized gain incurred from transactions with investees accounted for using the equity method are eliminated and unrealized loss are eliminated using the same basis if there are no evidence of asset impairments.

(g)	Business combinations under common control
SK Inc. is the ultimate controlling entity of the Group. The assets and liabilities acquired under business combination under common control are recognized at the carrying amounts in the ultimate controlling shareholder’s consolidated financial statements. The difference between consideration and carrying amount of net assets acquired is added to or subtracted from capital surplus and others.

Cash and cash equivalents
(3)	Cash and cash equivalents
Cash and cash equivalents comprise cash balances, call deposits and investment securities with maturities of three months or less from the acquisition date that are easily convertible to cash and subject to an insignificant risk of changes in their fair value.

Inventories
(4)	Inventories
Inventories are initially recognized at the acquisition cost and subsequently measured using the weighted average method. During the period, a perpetual inventory system is used to track inventory quantities, which is adjusted based on the physical inventory counts performed at the period end. When the net realizable value of inventories is less than cost, the carrying amount is reduced to the net realizable value, and any difference is charged to current period as operating expenses.

Derivative financial instruments, including hedge accounting
(6)	Derivative financial instruments, including hedge accounting
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value at the end of each reporting period, and changes therein are accounted for as described below.

(a)	Hedge accounting
The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designates derivatives as hedging instruments to hedge the variability in cash flow associated with highly probable forecasted transactions or firm commitments (a cash flow hedge).
On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship.
Hedges directly affected by interest rate benchmark reform
When uncertainty arises about the interest rate benchmark designated as a hedged risk and the timing or the amount of the interest rate benchmark-based
cash flows of the hedged item or of the hedging instrument as a result of IBOR reform, for the purpose of evaluating whether there is an economic relationship between the hedged items and the hedging instruments, the Group assumes that the interest rate benchmark on which the hedged items and the hedging instruments are based is not altered as a result of interest rate benchmark reform.
For a cash flow hedge of a forecast transaction, the Group assumes that the benchmark interest rate will not be altered as a result of interest rate benchmark reform for the purpose of assessing whether the forecast transaction is highly probable and determining whether a previously designated forecast transaction in a discontinued cash flow hedge is still expected to occur.
The Group will cease applying the specific policy for assessing the economic relationship between the hedged item and the hedging instrument.

•
to a hedged item or hedging instrument when the uncertainty arising from interest rate benchmark reform is no longer present with respect to the timing and the amount of the interest rate benchmark-based
cash flows of the respective item or instrument; or

•	when the hedging relationship is discontinued.

When the basis for determining the contractual cash flows of the hedged item or hedging instrument changes as a result of IBOR reform and therefore there is no longer uncertainty arising about the cash flows of the hedged item or the hedging instrument, the Group amends the hedge documentation of that hedging relationship to reflect the change(s) required by IBOR reform.
The Group amends the formal hedge documentation by the end of the reporting period during which a change required by IBOR reform is made to the hedged risk, hedged item or hedging instrument. These amendments in the formal hedge documentation do not constitute the discontinuation of the hedging relationship or the designation of a new hedging relationship.
If changes are made in addition to those changes required by interest rate benchmark reform to the financial asset or financial liability designated in a hedging relationship or to the designation of the hedging relationship, the Group determines whether those additional changes result in the discontinuation of hedging accounting. If the additional changes do not result in the discontinuation of hedging accounting, the Group amend the formal designation of the hedging relationship.
When the interest rate benchmark on which the hedged future cash flows had been based is changed as required by IBOR reform, for the purpose of determining whether the hedged future cash flows are expected to occur, the Group deems that the hedging reserve recognized in OCI for that hedging relationship is based on the alternative benchmark rate on which the hedged future cash flows will be based.
Cash flow hedge
When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

(b)	Other derivative financial instruments
Other derivative financial instrument not designated as a hedging instrument are measured at fair value, and the changes in fair value of the derivative financial instrument is recognized immediately in profit or loss.

Property and equipment
(7)	Property and equipment
Property and equipment are initially measured at cost. The cost of property and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
Property and equipment, subsequently, are carried at cost less accumulated depreciation and accumulated impairment losses.
Subsequent costs are recognized in the carrying amount of property and equipment at cost or, if appropriate, as a separate item if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing are recognized in profit or loss as incurred.
Property and equipment, except for land, are depreciated on a straight-line basis over estimated useful lives that appropriately reflect the pattern in which the asset’s future economic benefits are expected to be consumed. A component that is significant compared to the total cost of property and equipment is depreciated over its separate useful life.
Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment and are recognized as other operating income or expense.
The estimated useful lives of the Group’s property and equipment are as follows:

Useful lives (years)
Buildings and structures	15 ~ 40
Machinery	3 ~ 15, 30
Other property and equipment	3 ~ 10
Right-of-use assets	1 ~ 50
The Group reviews estimated residual values, expected useful lives, and depreciation methods annually at the end of each reporting date and adjusts, if appropriate. The change is accounted for as a change in an accounting estimate.

Intangible assets
(8)	Intangible assets
Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.
Intangible assets, except for goodwill, are amortized on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, club memberships and brand are expected to be available for use as there are no foreseeable limits to the periods. These intangible assets are determined as having indefinite useful lives and, therefore, not amortized.

The estimated useful lives of the Group’s intangible assets are as follows:

Useful lives (years)
Frequency usage rights	5 ~ 10
Land usage rights	5
Industrial rights	5, 10
Development costs	5
Facility usage rights	10, 20
Customer relations	3 ~ 15
Other	3 ~ 20
Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes, if appropriate, are accounted for as changes in accounting estimates.
Expenditures on research activities are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be reliably measured, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.
Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Investment properties
(9)	Investment properties
Investment properties are properties held to earn rent income and/or for capital appreciation. Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are reported at cost less accumulated depreciation and accumulated impairment losses.
Subsequent expenditures are recognized in carrying amount of an asset or as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Group and the cost of an asset can be measured reliably. The carrying amount of those parts that are replaced is derecognized. The costs associated with routine maintenance and repairs are recognized in profit or loss as incurred.
Investment property, except for land, is depreciated on a straight-line basis over estimated useful lives of 30 years. In addition, right-of-use
asset classified as investment property is depreciated using the straight-line
basis from the commencement date to the end of the lease term.
The depreciation method, estimated useful lives and residual values are reviewed at the end of each reporting date and adjusted, if appropriate. The change is accounted for as a change in an accounting estimate.

Impairment of non-financial assets
(10)	Impairment of non-financial assets
The carrying amounts of the Group’s
non-financial
assets other than contract assets recognized for revenue arising from contracts with a customer, assets recognized for the costs to obtain or fulfill a contract with a customer, employee benefits, inventories, deferred tax assets, and non-current
assets held for sale are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amounts to their carrying amounts.
The Group estimates the recoverable amount of an individual asset, and if it is impossible to measure the individual recoverable amount of an asset, the Group estimates the recoverable amount of cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The value in use is estimated by applying a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or CGU.
An impairment loss is recognized in profit or loss to the extent the carrying amount of the asset exceeds its recoverable amount.
Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergy arising from the business acquired. Any impairment identified at the CGU level will first reduce the carrying amount of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
(11)	Leases
A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

(a)	Group as a lessee
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, the Group has elected not to separate non-lease
components and account for the lease and
non-lease
components as a single lease component.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The
right-of-use
asset is subsequently depreciated using the
straight-line
basis from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
The Group presents
right-of-use
assets that do not meet the definition of investment property in ‘property and equipment’ in the statement of financial position.
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases. The Group recognizes the lease payments on short-term leases and leases of low value assets as an expense on a straight-line basis over the lease term.

(b)	Group as a lessor
At inception or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.
When the Group is an intermediate lessor, is accounts for its interests in the head lease and the sub-lease
separately. It assesses the lease classification of a
sub-lease
with reference to the
right-of-use
asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the exemption described above, then it classifies the sub-lease
as an operating lease.
If an arrangement contains lease and
non-lease
components, then the Group applies IFRS 15 to allocate the consideration in the contract.
The Group applies derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.
The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of ‘other revenue’.

Assets held for sale
(12)	Assets held for sale
Non-current
assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sales rather than through continuing use, are classified as held for sale. In order to be classified as held for sale, the assets (or disposal groups) must be available for immediate sale in their present condition and their sale must be highly probable. The assets or disposal groups that are classified as assets held for sale are measured at the lower of their carrying amounts and fair value less cost to sell. The Group recognizes an impairment loss for any initial or subsequent write-down of assets (or disposal groups) to fair value less costs to sell and a gain for any subsequent increase in fair value less costs to sell up to the cumulative impairment loss previously recognized.
An asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).

Non-derivative financial liabilities
(13)	Non-derivative financial liabilities
The Group classifies
non-derivative
financial liabilities into financial liabilities at fair value through profit or loss or other financial liabilities in accordance with the substance of the contractual arrangement. The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liabilities.

(a)	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading or designated as such upon initial recognition. Subsequent to initial recognition, these liabilities are measured at fair value. The amount of change in fair value of financial liability that is attributable to changes in the credit risk of that liability shall be presented in other comprehensive income, and the remaining amount of change in the fair value of the liability shall be presented in profit or loss. Upon initial recognition, transaction costs that are directly attributable to the issue of the financial liability are recognized in profit or loss as incurred.

(b)	Other financial liabilities
Non-derivative
financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the issue of the financial liabilities. Subsequent to initial recognition, other financial liabilities are measured at amortized cost and the interest expenses are recognized using the effective interest method.

(c)	Derecognition of financial liability
The Group extinguishes a financial liability only when the contractual obligation is fulfilled, canceled or expires. The Group recognizes new financial liabilities at fair value based on new contracts and eliminates existing liabilities when the contractual terms of the financial liabilities change and the cash flows change substantially.
When a financial liability is derecognized, the difference between the carrying amount and the consideration paid (including any transferred non-cash
assets or liabilities assumed) is recognized in profit or loss.

Employee benefits
(14)	Employee benefits

(a)	Short-term employee benefits
Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render related services. When an employee has rendered a service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.

(b)	Other long-term employee benefits
Other long-term employee benefits include employee benefits that are settled beyond 12 months after the end of the period in which the employees render related services. The Group’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.

(c)	Retirement benefits: defined contribution plans
When an employee has rendered a service to the Group during a period, the Group recognizes the contribution payable to a defined contribution plan in exchange for that service as a liability (accrued expense), after deducting any contribution already paid. If the contribution already paid exceeds the contribution due for service before the end of the reporting period, the Group recognizes that excess as an asset (prepaid expense) to the extent that the prepayment will lead to a reduction in future payments or a cash refund.

(d)	Retirement benefits: defined benefit plans
At the end of reporting period, defined benefit liabilities (assets) relating to defined benefit plans are recognized at present value of defined benefit obligations net of fair value of plan assets.
The calculation is performed annually by an independent actuary using the projected unit credit method. When the fair value of plan assets exceeds the present value of the defined benefit obligation, the Group recognizes an asset, to the extent of the present value of any economic benefits available in the form of refunds from the plan or reduction in the future contributions to the plan.
Remeasurements of the net defined benefit liability (asset), which comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognized immediately in other comprehensive income. The Group determines net interests on net defined benefit liability (asset) by multiplying discount rate determined at the beginning of the annual reporting period and considers changes in net defined benefit liability (asset) from contributions and benefit payments. Net interest costs and other costs relating to the defined benefit plan are recognized through profit or loss.
When the plan amendment or curtailment occurs, gains or losses on amendment or curtailment in benefits for the past service provided are recognized through profit or loss. The Group recognizes a gain or loss on a settlement when the settlement of defined benefit plan occurs.

Provisions
(15)	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. If the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
If some or all of the expenditures required to settle a provision are expected to be reimbursed by another party, the reimbursement is recognized when, and only when, it is virtually certain that reimbursement will be received if the entity settles the obligation. The reimbursement is treated as a separate asset.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
A provision is used only for expenditures for which the provision was originally recognized.

Emissions Rights
(16)	Emissions Rights
The Group accounts for greenhouse gases emission right and the relevant liability as below pursuant to the Act on Allocation and Trading of Greenhouse Gas Emission in Korea.

(a)	Greenhouse Gases Emission Right
Greenhouse Gases Emission Right consists of emission allowances, which are allocated from the government free of charge or purchased from the market. The cost includes any directly attributable costs incurred during the normal course of business.
The Group derecognizes an emission right asset when the emission allowance is unusable, disposed or submitted to government in which the future economic benefits are no longer expected to be probable.

(b)	Emissions liability
Emission liability is a present obligation of submitting emission rights to the government with regard to emission of greenhouse gas. The emission liability is measured based on the expected quantity of emission for the performing period in excess of emission allowance in possession and the unit price for such emission rights in the market at the end of the reporting period. The emissions liabilities are derecognized when they are surrendered to the government.

Transactions in foreign currencies
(17)	Transactions in foreign currencies

(a)	Foreign currency transactions
Transactions in foreign currencies are translated to the functional currency of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency using the exchange rate at the reporting date.
Non-monetary
assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined.
Exchange differences arising from monetary items except for financial liabilities designated cashflow hedging instruments are recognized in profit or loss. If a gain or loss on a non-monetary
item is recognized in other comprehensive income, any foreign exchange differences are also recognized in other comprehensive income. When a gain or loss on a non-monetary
item is recognized in profit or loss, any foreign exchange differences are also recognized in profit or loss.

(b)	Foreign operations
If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation is treated as assets and liabilities of the foreign operation. Thus, they are expressed in the functional currency of the foreign operation and translated at the closing rate at the reporting date.
When a foreign operation is disposed, the relevant amount in the translation is transferred to profit or loss as part of the profit or loss on disposal. On the partial disposal of a subsidiary that includes a foreign operation, the relevant proportion of such cumulative amount is reattributed to non-controlling
interest. In any other partial disposal of a foreign operation, the relevant proportion is reclassified to profit or loss.

Share capital
(18)	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.
When the Parent Company repurchases its own shares, the amount of the consideration paid is recognized as a deduction from equity and classified as treasury shares. The gains or losses from the purchase, disposal, reissue, or retirement of treasury shares are directly recognized in equity being as transaction with owners.

Hybrid bond
(19)	Hybrid bond
The Group recognizes a financial instrument issued by the Group as an equity instrument if it does not include contractual obligation to deliver financial assets including cash to the counter party.

Share-based payment
(20)	Share-based payment
For equity-settled share-based payment transaction, if the fair value of the goods or services received cannot be reliably estimated, the Group measures the value indirectly by reference to the fair value of the equity instruments granted. The related expense with a corresponding increase in capital surplus and others is recognized over the vesting period of the awards.
The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market
performance conditions at the vesting date.
The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period in which the employees become unconditionally entitled to payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the share appreciation rights. Any changes in the fair value of the liability are recognized in profit or loss.

Finance income and finance costs
(22)	Finance income and finance costs
Finance income comprises interest income on funds invested (including financial assets measured at fair value), dividend income, gains on disposal of financial assets at FVTPL, changes in fair value of financial instruments at FVTPL, and gains on hedging instruments that are recognized in profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method. Dividend income is recognized in profit or loss when the right to receive the dividend is established.
Finance costs comprise interest expense on borrowings and debentures, changes in fair value of financial instruments at FVTPL, and losses on hedging instruments that are recognized in profit or loss. Interest expense on borrowings and debentures is recognized as it accrues in profit or loss using the effective interest rate method.

Income taxes
(23)	Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.
The Group pays income tax in accordance with the
tax-consolidation
system when the Parent Company and its subsidiaries are economically unified.

(a)	Current tax
Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period, and includes interests and fines related to income taxes paid or payable. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit.

(b)	Deferred tax
Deferred tax is recognized by using the asset-liability method in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The Group recognizes a deferred tax liability for all taxable temporary differences, except for the difference associated with investments in subsidiaries and associates that the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Group recognizes a deferred tax asset for all deductible temporary differences to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
A deferred tax asset is recognized for the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax losses and unused tax credits can be utilized. Future taxable profit is dependent on the reversal of taxable temporary differences. If there are insufficient taxable temporary differences to recognize the deferred tax asset, the business plan of the Group and the reversal of existing temporary differences are considered in determining the future taxable profit.

The Group reviews the carrying amount of a deferred tax asset at the end of each reporting period and reduces the carrying amount to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized, or the liability is settled based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if the Group has a legally enforceable right to offset the amount recognized and intends to settle the current tax liabilities and assets on a net basis. Income tax expense in relation to dividend payments is recognized when liabilities relating to the dividend payments are recognized.

(c)	Uncertainty over income tax treatments
The Group assesses the uncertainty over income tax treatments pursuant to IAS 12. If the Group concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the Group reflects the effect of uncertainty for each uncertain tax treatment by using either of the following methods, depending on which method the entity expects to better predict the resolution of the uncertainty:

•	The most likely amount: the single most likely amount in a range of possible outcomes.

•	The expected value: the sum of the probability-weighted amounts in a range of possible outcomes.

Earnings per share
(24)	Earnings per share
The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees, if any.

Discontinued operation
(25)	Discontinued operation
A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:

•	represents a separate major line of business or geographic area of operations;

•	is part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or

•	is a subsidiary acquired only for a purpose of resale.

When an operation is classified as a discontinued operation, the comparative statements of income and comprehensive income are re-presented
as if the operation had been discontinued from the start of the earliest comparative year.

Standards issued but not yet effective
(26)	Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective for annual period beginning after January 1, 2024 are disclosed below. The following amendments are not expected to have a material impact on the Group’s consolidated financial statements.

•	Lack of Exchangeability (Amendments to IAS 21 and IFRS 1)

•	Classification and measurement of financial instruments (Amendments to IFRS 9 and IFRS 7)

•	Annual Improvements to IFRS - Volume 11

Previously stated [member]
Statement [LineItems]
Non-derivative financial assets
(5)	Non-derivative financial assets

(a)	Recognition and initial measurement
Accounts receivable – trade and debt investments issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless an accounts receivable – trade without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. An accounts receivable – trade without a significant financing component is initially measured at the transaction price.

(b)	Classification and subsequent measurement
On initial recognition, a financial asset is classified as measured at:

•	FVTPL

•	FVOCI – equity investment

•	FVOCI – debt investment

•	Financial assets at amortized cost
A financial asset is classified based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates.
On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

The following accounting policies are applied to the subsequent measurement of financial assets.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

(c)	Impairment
The Group estimates the expected credit losses (“ECL”) for the debt instruments measured at amortized cost and FVOCI based on the Group’s historical experience and informed credit assessment that includes forward-looking information. The impairment approach is decided based on the assessment of whether the credit risk of a financial asset has increased significantly since initial recognition. However, the Group applies a practical expedient and recognizes impairment losses equal to lifetime ECLs for accounts receivable – trade and lease receivables from the initial recognition.
ECL is a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e., the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).
At each reporting date, the Group assesses whether financial assets measured at amortized cost and debt investments at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Loss allowance on financial assets measured at amortized cost is deducted from the carrying amount of the respective assets, while loss allowance on debt instruments at FVOCI is recognized in OCI, instead of reducing the carrying amount of the transferred assets.

(d)	Derecognition
Financial assets
The Group derecognizes a financial asset when:

•	the contractual rights to the cash flows from the financial asset expire; or

•	it transfers the rights to receive the contractual cash flows in a transaction in which either: substantially all of the risks and rewards of ownership of the financial asset are transferred; or

•	the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Interest rate benchmark reform
When the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, the Group updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform. A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:

•	the change is necessary as a direct consequence of the reform; and

•	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e., the basis immediately before the change.
When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, the Group first updated the effective rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the Group applied the policies on accounting for modifications to the additional changes.

(e)	Offsetting
Financial assets and financial liabilities are offset, and the net amount is presented in the statement of financial position when the Group currently has a legally enforceable right to offset the recognized amounts and intends either to settle on a net basis or to settle the liability and realize the asset simultaneously.

A financial asset and a financial liability are offset only when the right to set off the amount is not contingent on future event and legally enforceable even on the event of default, insolvency or bankruptcy.

Revenue
(21)	Revenue

(a)	Identification of performance obligations in contracts with customers
The Group identifies the distinct services or goods as performance obligations in contracts with customers such as (1) providing wireless and fixed-line telecommunications services, (2) sale of handsets and (3) providing other goods and services. In the case of providing both wireless telecommunications service and selling a handset together to one customer, the Group allocates considerations from the customer between the separate performance obligations for handset sale and wireless telecommunications service. The handset sale revenue is recognized when handset is delivered, and the wireless telecommunications service revenue is recognized over the period of the contract term as stated in the subscription contract.

(b)	Allocation of the transaction price to each performance obligation
The Group allocates the transaction price of a contract to each performance obligation identified on a relative stand-alone selling price basis. The Group uses “adjusted market assessment approach” for estimating the stand-alone selling price of a good or service.

(c)	Incremental costs of obtaining a contract
The Group pays commissions to its retail stores and authorized dealers in connection with acquiring service contracts. The commissions paid to these parties constituted a significant portion of the Group’s operating expenses. These commissions would not have been paid if there have been no binding contracts with subscribers and, therefore, the Group capitalizes certain costs associated with commissions paid to obtain new customer contracts and amortize them over the expected contract periods.

(d)	Customer loyalty programs
The Group provides customer loyalty points to customers based on the usage of the service to which the Group allocates a portion of consideration received as a performance obligation distinct from wireless telecommunications services. The amount to be allocated to the loyalty program is measured according to the relative stand-alone selling price of the customer loyalty points. The amount allocated to the loyalty program is deferred as a contract liability and is recognized as revenue when loyalty points are redeemed.

(e)	Consideration payable to a customer
Based on the subscription contract, a customer who uses the Group’s wireless telecommunications services may receive a discount for purchasing goods or services from a designated third party. The Group pays a portion of the price discounts that the customer receives to the third party which is viewed as consideration payable to a customer. The Group accounts for the amounts payable to the third party as a reduction of the wireless telecommunications service revenue.